Label	Element	Value
Chase Mid-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
April 5, 2016

CHASE MID-CAP GROWTH FUND

Class N	CHAMX
Institutional Class	CHIMX

A series of Advisors Series Trust

(the “Fund”)

Supplement to the Summary Prospectus,

Prospectus and Statement of Additional Information (“SAI”),

each dated January 28, 2016

Risk/Return [Heading]	rr_RiskReturnHeading	Chase Mid-Cap Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective April 1, 2016, the Fund’s shareholder servicing plan fee for Class N shares is reduced to 0.15%.  In addition, the operating expenses limitation agreement between the Trust, on behalf of the Fund, and Chase Investment Counsel Corporation for the Class N shares is revised as reflected below.

•	The Fund’s Fees and Expenses table on page 1 of the Summary Prospectus and page 5 of the Prospectus is deleted and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 01, 2017
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Mid-Cap Fund prior to April 1, 2016
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
•	The Fund’s Example on page 1 of the Summary Prospectus and page 5 of the Prospectus is deleted and replaced with the following:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.
Chase Mid-Cap Growth Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[1]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.33%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	491
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,938
Chase Mid-Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[1]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.18%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	447
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,784

[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Mid-Cap Fund prior to April 1, 2016
[2]	Chase Investment Counsel Corporation (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay Mid-Cap Fund expenses (excluding acquired fund fees and expenses ("AFFE"), leverage interest, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for the Mid-Cap Fund Class N and Institutional Class shares to 1.33% and 1.18% of the Fund's average daily net assets, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least April 1, 2017, and may be terminated only by the Board of Trustees (the "Board") of Advisors Series Trust (the "Trust"). The Adviser may request recoupment of previously waived fees and expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.